Commitments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Future minimum rental payments
2014	$ 115,937
2015	100,295
2016	90,349
2017	78,356
2018	66,190
Thereafter	232,087
Total future minimum rental payments	683,214
Commitments
Rent expense	146,843	153,763	149,921
Open capital commitments
Commitments
Future purchase commitments	$ 5,402